SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cumulative translation gains	$ 3,000	$ 1,000	$ 8,000	$ 36,000	$ 49,000	$ 85
Inventory allowance					0	0
Severance expenses					$ 217,000	$ 223
Cash FDIC, insured amount	250,000		250,000
Cash uninsured amount	709,601		709,601
Trades receivables	580,000		580,000
Change in current expected credit losses			0
Advertising and marketing costs	$ 11,000	$ 41,000	26,000	$ 90,000
Depreciation expense			$ 1,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	1 year		1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years		3 years